Earnings per share - Narrative (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 category shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Earnings per share [abstract]
Number of categories of dilutive potential shares | category	2
Employee share options and restricted units (shares) | shares	341	465	401